Prepayment and Deposits (Details) - Schedule of Prepayment and Deposits Net	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Prepayment and Deposits [Abstract]
Prepayment	$ 268,156	$ 34,343	$ 125,938
Deposits	77,600	9,938	76,600
Total prepayment and deposits	$ 345,756	$ 44,281	$ 202,538